Employee benefits (Tables)	12 Months Ended
Dec. 31, 2020
Employee benefits
Schedule of defined benefits plan

The projected net liability presented on the consolidated statements of financial position is as follows:

	December 31,
	2020	2019	2018
Present value of unfunded obligations	$592,294	487,810	302,818
Present value of funded obligations	163,651	148,392	197,254
Total present value of benefit obligations ("PBO")	755,945	636,202	500,072
Plan assets at fair value	(163,651)	(148,392)	(197,254)
Projected liability, net	$592,294	487,810	302,818

Schedule of composition and return of plan assets

i. Composition and return of plan assets

	Actual return of the plan assets			Composition of the plan assets
	2020	2019	2018	2020	2019	2018
Fixed income securities	11.28%	12.67%	5.10%	63%	62%	67%
Variable income securities	9.47%	15.65%	(10.95)%	37%	38%	33%
Total				100%	100%	100%

Schedule of movements in the present value of defined benefit obligations (PBO)

ii. Movements in the present value of PBO

	2020	2019	2018
PBO as of January 1	$636,202	500,072	462,986
Benefits paid by the plan	(78,149)	(54,932)	(38,393)
Service cost	38,987	30,108	28,084
Interest cost	53,343	50,421	41,410
Actuarial losses recognized in other comprehensive income	105,562	110,533	494
Past service cost – plan amendments	—	—	5,491
PBO as of December 31	$755,945	636,202	500,072

Schedule of movements in the fair value of plan assets

iii. Movements in the fair value of plan assets

	2020	2019	2018
Plan assets at fair value as of January 1	$148,392	197,247	259,245
Transfer of assets to fund defined contribution benefit plan	—	(39,079)	(38,327)
Benefits paid by the plan	—	(32,027)	(16,772)
Expected return on plan assets	13,678	19,615	23,244
Actuarial losses in other comprehensive income	1,581	2,636	(30,136)
Fair value of plan assets as of December 31	$163,651	148,392	197,254

Schedule of expense recognized in profit and loss	iv. Expense recognized in profit and loss

	2020	2019	2018
Current service cost	$38,987	30,108	28,084
Interest cost, net	39,665	30,806	18,166
	$78,652	60,914	46,250

Schedule of actuarial gains and (losses)

v. Actuarial gains and (losses)

	2020	2019	2018
Amount accumulated as of January, 1	$(279,144)	(171,247)	(140,617)
Recognized during the year	(103,982)	(107,897)	(30,630)
Amount accumulated as of December, 31	$(383,126)	(279,144)	(171,247)

Schedule of actuarial assumptions

vi. Actuarial assumptions

Primary actuarial assumptions at the consolidated financial statements date (expressed as weighted averages) are as follows.

	2020	2019	2018
Discount rate as of December, 31	7.75%	8.75%	10.50%
Rate for future salary increases	4.50%	4.50%	4.50%
Social security wage increase rate	3.50%	3.50%	3.50%

Schedule of historical information

vii. Historical information

	December 31,
	2020	2019	2018
Present value of defined benefit obligation	$755,945	636,202	500,072
Plan assets at fair value	(163,651)	(148,392)	(197,254)
Plan deficit	$592,294	487,810	302,818
Experience adjustments arising from plan liabilities	$(105,562)	(110,533)	(494)
Experience adjustments arising from plan assets	$1,581	2,636	(30,136)

Schedule of sensitivity analysis of the defined benefits obligations

viii. Sensitivity analysis of the defined benefits obligations as of December 31, 2020, 2019 and 2018

	Pension	Seniority	Constructive	Total
2020	plan	premium	obligation	PBO
Discount rate 7.75%	$(531,251)	(203,282)	(21,412)	(755,945)
Rate increase (+ 1%)	$(511,884)	(200,058)	(21,209)	(733,151)
Rate decrease (- 1%)	$(554,180)	(206,605)	(21,619)	(782,404)

	Pension	Seniority	Constructive	Total
2019	plan	premium	obligation	PBO
Discount rate 8.75%	$(442,133)	(173,401)	(20,668)	(636,202)
Rate increase (+ 1%)	$(434,134)	(170,812)	(20,490)	(625,436)
Rate decrease (- 1%)	$(450,391)	(176,067)	(20,852)	(647,310)

	Pension	Seniority	Constructive	Total
2018	plan	premium	obligation	PBO
Discount rate 10.50%	$(358,635)	(119,973)	(21,464)	(500,072)
Rate increase (+ 1%)	$(313,585)	(109,872)	(20,258)	(443,715)
Rate decrease (- 1%)	$(364,699)	(121,572)	(21,649)	(507,920)

Schedule of expected cash flows	ix. Expected cash flows

Total
2021‑2031	$640,387